Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 1,370	$ 2,200
Provision related to restructuring and other			$ 33,603
Cash held in reserve		12,200
Amount Deposited in Reserve		24,400
Amount Returned Upon Obtaining Letter Of Credit	$ 6,510	12,200
Provision related to restructuring and other - accrual		$ 2,206